Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Beginning balance	$ (244.6)	$ (253.6)	$ (397.4)
Temporarily non-deductible provisions	115.8	26.6	(99.9)
Tax loss carryforwards	(4.0)	(23.8)	7.8
Functional currency effect of the non monetary assets	(117.4)	(5.0)	206.1
Gains not realized from sales of Parent Company to subsidiairies	7.3	(1.0)	(3.5)
Effect of differences by fixed asset	15.6	23.0	4.9
Differences between basis: account x tax	(5.1)	(10.8)	28.4
Ending balance	(232.4)	(244.6)	(253.6)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(279.5)	(292.4)	(429.9)
Temporarily non-deductible provisions	115.8	26.6	(99.9)
Tax loss carryforwards	(4.0)	(23.8)	7.8
Functional currency effect of the non monetary assets	(117.4)	(5.0)	206.1
Gains not realized from sales of Parent Company to subsidiairies	7.3	(1.0)	(3.5)
Effect of differences by fixed asset	15.6	23.0	4.9
Differences between basis: account x tax	3.9	(6.9)	22.1
Ending balance	(258.3)	(279.5)	(292.4)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	34.9	38.8	32.5
Differences between basis: account x tax	(9.0)	(3.9)	6.3
Ending balance	$ 25.9	$ 34.9	$ 38.8